Other financial assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Other financial assets	£ 77	£ 65	£ 143
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Other financial assets	£ 77	£ 65